Submission	Oct. 25, 2024
Submission [Line Items]
Central Index Key	0000049600
Registrant Name	EASTGROUP PROPERTIES INC
Registration File Number	333-268821
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES